Revenue Recognition - Contract Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition
Accounts receivable, net	$ 11,936	$ 5,752
Deferred revenue, current	13,071	8,443
Deferred revenue, non-current	$ 5,476	$ 2,790
Payment terms	30 days